Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 14, 2018	Dec. 31, 2016
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	$ (28,459)	$ (11,654)	$ 64,435
Items increasing (decreasing) reported net profit:
Impairment loss	2,083	5,693	21,620
Net profit (loss) for the year	(28,459)	(11,654)	64,435
Equity	2,968,200	3,029,565	3,063,627		$ 3,047,213
Items increasing (decreasing) reported Partners' equity:
Equity	2,968,200	3,029,565	3,063,627		3,047,213
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	390,377,000	119,710,000	349,881,000
Items increasing (decreasing) reported net profit:
Impairment loss		0
Net profit (loss) for the year	390,377,000	119,710,000	349,881,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(95,257)	(81,517)	(175,454)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(95,257)	(81,517)	(175,454)
Equity	489,712	583,723	659,115	$ 6,216	885,724
Items increasing (decreasing) reported Partners' equity:
Equity	489,712	583,723	659,115	$ 6,216	$ 885,724
Effect of transition to IFRSs [member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(95,257)	(81,517)	(175,454)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(95,257)	(81,517)	(175,454)
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	390,377	119,710	349,881
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	390,377	119,710	349,881
Equity	5,349,249	5,108,872	5,189,162
Items increasing (decreasing) reported Partners' equity:
Equity	5,349,249	5,108,872	5,189,162
Effect of transition to IFRSs [member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(1,176,679)	(1,078,077)	(1,023,932)
Items increasing (decreasing) reported Partners' equity:
Equity	(1,176,679)	(1,078,077)	(1,023,932)
Effect of transition to IFRSs [member] | Impairment loss [Member]
Items increasing (decreasing) reported net profit:
Impairment loss	205,653	320,424	294,454
Effect of transition to IFRSs [member] | Impairment loss [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(2,469,188)	(2,469,188)	(2,469,188)
Items increasing (decreasing) reported Partners' equity:
Equity	(2,469,188)	(2,469,188)	(2,469,188)
Effect of transition to IFRSs [member] | Reversal of depreciation of assets impaired [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(204,276)	(254,006)	(237,906)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(204,276)	(254,006)	(237,906)
Effect of transition to IFRSs [member] | Reversal of depreciation of assets impaired [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(696,188)	(491,912)
Items increasing (decreasing) reported Partners' equity:
Equity	(696,188)	(491,912)
Effect of transition to IFRSs [member] | Elimination of impairment loss recorded under US GAAP [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(54,873)	20,537	(76,963)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(54,873)	20,537	(76,963)
Effect of transition to IFRSs [member] | Elimination of impairment loss recorded under US GAAP [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	933,200	933,200	933,200
Items increasing (decreasing) reported Partners' equity:
Equity	933,200	933,200	933,200
Effect of transition to IFRSs [member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(41,508)	(64,452)	(77,361)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(41,508)	(64,452)	(77,361)
Equity	(246,395)	(204,887)	(140,435)
Items increasing (decreasing) reported Partners' equity:
Equity	(246,395)	(204,887)	(140,435)
Effect of transition to IFRSs [member] | Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	8,240	15,773	34,000
Items increasing (decreasing) reported Partners' equity:
Equity	8,240	15,773	34,000
Effect of transition to IFRSs [member] | Reclamation and mine closure [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(139,834)	(12,323)	(27,225)
Items increasing (decreasing) reported Partners' equity:
Equity	(139,834)	(12,323)	(27,225)
Effect of transition to IFRSs [member] | Inventories [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	7,740	10,217	17,169
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	7,740	10,217	17,169
Effect of transition to IFRSs [member] | Inventories [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(53,424)	(29,515)	(28,804)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(53,424)	(29,515)	(28,804)
Equity	(161,683)	(108,259)	(78,744)
Items increasing (decreasing) reported Partners' equity:
Equity	(161,683)	(108,259)	(78,744)
Effect of transition to IFRSs [member] | Inventories [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	4,837	(2,903)	(13,120)
Items increasing (decreasing) reported Partners' equity:
Equity	4,837	(2,903)	(13,120)
Effect of transition to IFRSs [member] | Deferred workers' profit participation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(23,449)	(7,079)	32,349
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(23,449)	(7,079)	32,349
Equity	(25,313)	(1,863)	5,216
Items increasing (decreasing) reported Partners' equity:
Equity	(25,313)	(1,863)	5,216
Effect of transition to IFRSs [member] | Deferred income tax of reconciliation items [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	45,759	33,291	24,529
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	45,759	33,291	24,529
Equity	147,307	101,548	68,257
Items increasing (decreasing) reported Partners' equity:
Equity	147,307	101,548	68,257
Effect of transition to IFRSs [member] | Others [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(276)	(151)	(1,099)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(276)	(151)	(1,099)
Effect of transition to IFRSs [member] | Others [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,937	(26)	(25)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	1,937	(26)	(25)
Equity	1,603	(334)	(308)
Items increasing (decreasing) reported Partners' equity:
Equity	1,603	(334)	(308)
Effect of transition to IFRSs [member] | Others [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(3,072)	(2,776)	(2,624)
Items increasing (decreasing) reported Partners' equity:
Equity	(3,072)	(2,776)	(2,624)
Effect of transition to IFRSs [member] | Asset retirement obligation [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(14,504)	(89,280)	(35,911)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(14,504)	(89,280)	(35,911)
Effect of transition to IFRSs [member] | Asset retirement obligation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	23	1,351	862
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	23	1,351	862
Equity	1,797	1,773	422
Items increasing (decreasing) reported Partners' equity:
Equity	1,797	1,773	422
Effect of transition to IFRSs [member] | Asset retirement obligation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity			84,671
Items increasing (decreasing) reported Partners' equity:
Equity			84,671
Effect of transition to IFRSs [member] | Recognition of account receivable to tax authority [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	0	0	2,405
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	0	0	2,405
Effect of transition to IFRSs [member] | Interest Regarding Tax Claim [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(16,839)
Items increasing (decreasing) reported Partners' equity:
Equity	(16,839)
Effect of transition to IFRSs [member] | Income Tax Payable, Including Fines [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(12,168)
Items increasing (decreasing) reported Partners' equity:
Equity	(12,168)
Effect of transition to IFRSs [member] | Contingencies [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(1,228)	(1,228)	0
Items increasing (decreasing) reported Partners' equity:
Equity	(1,228)	(1,228)	0
Effect of transition to IFRSs [member] | Debt instrument interest [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(1,497)	(735)	0
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(1,497)	(735)	0
Effect of transition to IFRSs [member] | Deb instruments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(43,927)	(42,430)	0
Items increasing (decreasing) reported Partners' equity:
Equity	(43,927)	(42,430)	0
Effect of transition to IFRSs [member] | Reversal of depreciation of assets impaired under IFRS [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity			(237,906)
Items increasing (decreasing) reported Partners' equity:
Equity			(237,906)
Effect of transition to IFRSs [member] | Reversal of depreciation of assets impaired under US GAAP [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity			674,260
Items increasing (decreasing) reported Partners' equity:
Equity			674,260
Previous GAAP [member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	3,316	(69,068)	(131,243)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	3,316	(69,068)	(131,243)
Previous GAAP [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	319,715	53,280	301,431
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	319,715	53,280	301,431
Equity	5,066,565	4,896,850	5,043,570
Items increasing (decreasing) reported Partners' equity:
Equity	5,066,565	4,896,850	5,043,570
Previous GAAP [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(98,573)	(12,449)	(44,211)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(98,573)	(12,449)	(44,211)
Equity	1,666,382	1,661,800	1,683,047
Items increasing (decreasing) reported Partners' equity:
Equity	1,666,382	1,661,800	1,683,047
Previous GAAP [member] | Reversal of depreciation of assets impaired [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	1,200,337	994,684
Items increasing (decreasing) reported Partners' equity:
Equity	1,200,337	994,684
Previous GAAP [member] | Stripping activity asset [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(7,533)	(18,227)	(6,360)
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(7,533)	(18,227)	(6,360)
Previous GAAP [member] | Asset retirement obligation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	59,160	1,026
Items increasing (decreasing) reported Partners' equity:
Equity	59,160	1,026
Previous GAAP [member] | Interest Regarding Tax Claim [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(16,839)	0	0
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(16,839)	0	0
Previous GAAP [member] | Income Tax Payable, Including Fines [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(12,168)	0	0
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	(12,168)	0	0
Previous GAAP [member] | Contingencies [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	0	(1,228)	0
Items increasing (decreasing) reported net profit:
Net profit (loss) for the year	$ 0	$ (1,228)	$ 0